COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Proceeds from grants received	$ 55	$ 150	$ 109
OCS [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Proceeds from grants received	36,685
Accumulated interest, grants	12,709
Accumulated royalties paid	10,918
Total commitment with respect to royalty-bearing participation received, net of royalties paid	38,476
Royalty expenses	827	706	562
BIRD-F [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	5.00%
Percent of grants received paid in royalties	150.00%
Proceeds from grants received	340
Royalties due based on stated percentage	789
Linkage to the United States Consumer Price Index	434
Accumulated royalties paid	355
Israeli Ministry of Trade [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.00%
Proceeds from grants received	$ 314
Maximum term for required royalty payments	5 years